8. STOCKHOLDERS' DEFICIENCY (Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Stock issued in private placement - shares	204,000
Proceeds from private placement	$ 51,000
Retirement of stock by founders, shares	138,463
Proceeds from issuance of stock, value	51,000	158,000
Stock issued under LTIP - shares	148,833
Stock available to be issued under LTIP	2,044,949
May 10, 2013 Offering
Stock sold in public offering, warrant shares	304,600
Proceeds from public offering	304,600
Offering costs	109,000
Jan. 13, 2014 Offering
Offering costs	56,820
Stock sold in private offering, warrant shares	138,463
Proceeds from private offering	$ 450,000